IMPAIRMENTS - Narrative (Details) lb in Thousands, shares in Millions, oz in Millions, R in Millions		6 Months Ended				12 Months Ended
	Nov. 22, 2017 lb oz shares	Dec. 31, 2017 ZAR (R)	Jun. 30, 2017 ZAR (R)	Dec. 31, 2016 ZAR (R)	Jun. 30, 2016 ZAR (R)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 ZAR (R)
IMPAIRMENTS
Impairments						R 4,411.0	R 1,381.1
Probable gold reserves | oz	2.4
Probable uranium reserves | lb	54,260
DRDGOLD Limited
IMPAIRMENTS
Number of shares to be received in exchange for assets | shares	265
Property, plant and equipment member
IMPAIRMENTS
Impairments						4,303.4	1,171.7
Property, plant and equipment member | Cooke 1 2 and 3 operation mining assets
IMPAIRMENTS
Impairments			R 2,187.8	R 355.0
Property, plant and equipment member | Beatrix West
IMPAIRMENTS
Impairments			R 603.7
Property, plant and equipment member | WRTRP exploration and evaluation assets
IMPAIRMENTS
Impairments		R 1,245.1
Property, plant and equipment member | De Bron-Merriespruit exploration and evaluation asset
IMPAIRMENTS
Impairments						227.1
Property, plant and equipment member | Cooke 4 operation mining assets
IMPAIRMENTS
Impairments					R 816.7
Loan to equity-accounted investee
IMPAIRMENTS
Impairments						8.5	8.1
Goodwill
IMPAIRMENTS
Impairments		R 99.1				R 99.1	R 201.3